Exhibit 2 . Conditions of the most significant loans (Details 2) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 38,062,645	$ 43,547,835
Bonds domestic currency One [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2020-12
Currency		COP
Disbursement		$ 479,900
Borrowings		$ 479,900	479,900
Typo de interest		Floating
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Initial date		2010-12
Bonds domestic currency Two [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2040-12
Currency		COP
Disbursement		$ 284,300
Borrowings		$ 284,300	284,300
Typo de interest		Floating
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Initial date		2010-12
Bonds domestic currency Three [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2023-08
Currency		COP
Disbursement		$ 168,600
Borrowings		$ 168,600	168,600
Typo de interest		Floating
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Initial date		2013-08
Bonds domestic currency Four [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2028-08
Currency		COP
Disbursement		$ 347,500
Borrowings		$ 347,500	347,500
Typo de interest		Floating
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Initial date		2013-08
Bonds domestic currency Five [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2043-08
Currency		COP
Disbursement		$ 262,950
Borrowings		$ 262,950	262,950
Typo de interest		Floating
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Initial date		2013-08
Local Currency Syndicated Loan One [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2024-07
Currency		COP
Disbursement		$ 2,100,000
Borrowings		$ 1,191,050	1,373,750
Typo de interest		Floating
Amortization of the principal		Quarterly
Payment of interest		Quarterly
Initial date		2012-07
Local Currency Syndicated Loan Two [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2020-08
Currency		COP
Disbursement		$ 800,000
Borrowings		$ 224,000	352,000
Typo de interest		Floating
Amortization of the principal		Quarterly
Payment of interest		Quarterly
Initial date		2013-08
Bonds Foreign currency One [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2023-09
Currency		USD
Disbursement	[1]	$ 1,300
Borrowings		$ 1,300	1,300
Typo de interest		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds Foreign currency Two [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2043-09
Currency		USD
Disbursement		$ 850
Borrowings		$ 850	850
Typo de interest		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Initial date		2013-09
Bonds Foreign currency Three [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2045-05
Currency		USD
Disbursement		$ 2,000
Borrowings		$ 2,000	2,000
Typo de interest		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Initial date		2014-05
Bonds Foreign currency Four [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2025-05
Currency		USD
Disbursement		$ 1,200
Borrowings		$ 1,200	1,200
Typo de interest		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Initial date		2014-09
Bonds Foreign currency Five [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2026-06
Currency		USD
Disbursement		$ 1,500
Borrowings		$ 1,500	1,500
Typo de interest		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Initial date		2015-06
Bonds Foreign currency Six [Member]
Disclosure of detailed information about borrowings [line items]
Currency		USD
Disbursement		$ 500
Borrowings		$ 500	500
Typo de interest		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Initial date		2016-06
Bonds Foreign currency Seven [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2021-05
Currency		USD
Disbursement		$ 500
Borrowings		$ 500	500
Typo de interest		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Initial date		2014-05
International commercial creditsRefuberua de Cartagena One [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2027-12
Currency		USD
Disbursement		$ 2,001
Borrowings		$ 1,742	1,941
Typo de interest		Fixed
Amortization of the principal		Half-yearly
Payment of interest		Half-yearly
Initial date		2017-12
International commercial creditsRefuberua de Cartagena Two [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2027-12
Currency		USD
Disbursement		$ 76
Borrowings		$ 66	73
Typo de interest		Floating
Amortization of the principal		Half-yearly
Payment of interest		Half-yearly
Initial date		2017-12
International commercial creditsRefuberua de Cartagena Three [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2027-12
Currency		USD
Disbursement		$ 73
Borrowings		$ 63	71
Typo de interest		Fixed
Amortization of the principal		Half-yearly
Payment of interest		Half-yearly
Initial date		2017-12
International commercial creditsRefuberua de Cartagena Four [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2027-12
Currency		USD
Disbursement		$ 159
Borrowings		$ 138	154
Typo de interest		Floating
Amortization of the principal		Half-yearly
Payment of interest		Half-yearly
Initial date		2017-12
International commercial creditsRefuberua de Cartagena Five [Member]
Disclosure of detailed information about borrowings [line items]
Expiry date		2025-12
Currency		USD
Disbursement		$ 359
Borrowings		$ 321	$ 344
Typo de interest		Floating
Amortization of the principal		Half-yearly
Payment of interest		Half-yearly
Initial date		2017-12

[1]	Financial debt designated as hedging instrument (see Note 28.1).